Investment Strategy	Dec. 31, 2025
CVT S&P 500 Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
CVT S&P MidCap 400 Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
CVT Russell 2000 Small Cap Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
CVT EAFE International Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.
CVT Investment Grade Bond Index Portfolio
Prospectus [Line Items]
Strategy Narrative [Text Block]	The Fund intends to be diversified in approximately the same proportion as the Index is diversified. The Fund may become “non-diversified,” as defined in the Investment Company Act of 1940 (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. Shareholder approval will not be sought if the Fund becomes “non-diversified” due solely to a change in the relative market capitalization or index weighting of one or more constituents of the Index.